Stock-based Compensation - Schedule of Restricted Stock Unit Awards Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,390,298
Vested (in shares) | shares	(134,832)
Forfeited (in shares) | shares	(3,300)
Ending balance (in shares) | shares	1,252,166
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	8.02
Vested (in dollars per share) | $ / shares	7.78
Forfeited (in dollars per share) | $ / shares	7.46
Ending balance (in dollars per share) | $ / shares	$ 8.02